CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common Shares
	Number	Amount

Balance as of December 31, 2017	172,516,829	$132,401
Corporate reorganization	—	—
Cancellation of shares due to merger	(172,516,829)	(132,401)
Issuance of shares	10,544,962	3,908,571
Reduction in paid-up capital	—	(2,588,100)
Balance as of December 31, 2018	10,544,962	$1,320,471